Income Taxes - Components of Income Tax (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Current income taxes
Federal	$ 1,247	$ 1,242
Provincial	803	795
Foreign	976	671
Total current income taxes	3,026	2,708
Deferred income taxes
Federal	(150)	(116)
Provincial	(97)	(82)
Foreign	103	80
Total deferred income taxes	(144)	(118)
Total comprehensive income	$ 2,882	$ 2,590